Risk (Details) - Schedule of cash inflows to meet the outstanding financial commitments - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Cash Inflows To Meet The Outstanding Financial Commitments Abstract
Short-term deposits	€ 3,422	€ 12,584,892
Cash at banks	16,261,932	13,665,103
Marketable Securities (current and non-current)	67,175,879	83,709,248
Other (non-current portion)	237,296	272,581
Other (current)	278,815	387,449
Total funds available	€ 83,957,344	€ 110,619,273